15. TRADE ACCOUNTS PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfTradePayablesLineItems [Line Items]
Adjustment to present value	R$ (88,389)	R$ (49,269)
Trade and accounts payable	9,009,987	5,796,766
Current	8,996,206	5,784,419
Non-current	13,781	12,347
Domestic [member]
DisclosureOfTradePayablesLineItems [Line Items]
Third parties	7,611,170	4,930,424
Foreign [member]
DisclosureOfTradePayablesLineItems [Line Items]
Third parties	R$ 1,487,206	R$ 915,611